UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 102.6%
Underlying Core Equity Funds — 37.9%
73,171	Goldman Sachs Structured International Equity Fund	$661,469
29,732	Goldman Sachs Structured Large Cap Growth Fund	384,134
33,304	Goldman Sachs Structured Large Cap Value Fund	337,039
15,866	Goldman Sachs Strategic Growth Fund	163,895
13,188	Goldman Sachs Large Cap Value Fund	143,093
6,013	Goldman Sachs Structured Small Cap Equity Fund	74,440

		1,764,070

Underlying Core Fixed Income Funds — 45.0%
88,840	Goldman Sachs Inflation Protected Securities Fund	1,058,974
43,041	Goldman Sachs Global Income Fund	552,216
47,126	Goldman Sachs Core Fixed Income Fund	482,566

		2,093,756

Underlying Other Diversifier Funds — 19.7%
26,665	Goldman Sachs Absolute Return Tracker Fund	242,389
36,365	Goldman Sachs Commodity Strategy Fund	220,733
14,658	Goldman Sachs Structured International Small Cap Fund	112,277
11,374	Goldman Sachs High Yield Fund	77,344
5,155	Goldman Sachs Real Estate Securities Fund	67,171
11,482	Goldman Sachs International Real Estate Securities Fund	59,362
4,029	Goldman Sachs Emerging Markets Debt Fund	50,361
5,012	Goldman Sachs Local Emerging Markets Debt Fund	44,358
5,584	Goldman Sachs Structured Emerging Markets Equity Fund	43,503

		917,498

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 102.6%		$4,775,324

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(120,385)

NET ASSETS — 100.0%		$4,654,939

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,129,107

Gross unrealized gain	111,039
Gross unrealized loss	(464,822)

Net unrealized security loss	$(353,783)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 101.9%
Underlying Core Equity Funds — 46.8%
140,002	Goldman Sachs Structured International Equity Fund	$1,265,616
55,093	Goldman Sachs Structured Large Cap Growth Fund	711,802
62,799	Goldman Sachs Structured Large Cap Value Fund	635,527
29,358	Goldman Sachs Strategic Growth Fund	303,269
24,814	Goldman Sachs Large Cap Value Fund	269,233
9,891	Goldman Sachs Structured Small Cap Equity Fund	122,449

		3,307,896

Underlying Core Fixed Income Funds — 34.7%
104,110	Goldman Sachs Inflation Protected Securities Fund	1,240,994
56,988	Goldman Sachs Global Income Fund	731,153
46,996	Goldman Sachs Core Fixed Income Fund	481,244

		2,453,391

Underlying Other Diversifier Funds — 20.4%
64,144	Goldman Sachs Commodity Strategy Fund	389,357
40,801	Goldman Sachs Absolute Return Tracker Fund	370,880
24,043	Goldman Sachs Structured International Small Cap Fund	184,169
7,907	Goldman Sachs Real Estate Securities Fund	103,027
17,493	Goldman Sachs International Real Estate Securities Fund	90,441
10,453	Goldman Sachs Structured Emerging Markets Equity Fund	81,429
6,165	Goldman Sachs Emerging Markets Debt Fund	77,058
10,706	Goldman Sachs High Yield Fund	72,800
7,766	Goldman Sachs Local Emerging Markets Debt Fund	68,733

		1,437,894

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 101.9%		$7,199,181

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(134,670)

NET ASSETS — 100.0%		$7,064,511

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,944,935

Gross unrealized gain	229,274
Gross unrealized loss	(975,028)

Net unrealized security loss	$(745,754)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 106.7%
Underlying Core Equity Funds — 56.9%
282,612	Goldman Sachs Structured International Equity Fund	$2,554,813
108,976	Goldman Sachs Structured Large Cap Growth Fund	1,407,972
125,417	Goldman Sachs Structured Large Cap Value Fund	1,269,224
57,983	Goldman Sachs Strategic Growth Fund	598,965
49,641	Goldman Sachs Large Cap Value Fund	538,609
17,489	Goldman Sachs Structured Small Cap Equity Fund	216,508

		6,586,091

Underlying Core Fixed Income Funds — 27.7%
136,223	Goldman Sachs Inflation Protected Securities Fund	1,623,782
78,829	Goldman Sachs Global Income Fund	1,011,380
56,068	Goldman Sachs Core Fixed Income Fund	574,141

		3,209,303

Underlying Other Diversifier Funds — 22.1%
120,243	Goldman Sachs Commodity Strategy Fund	729,874
64,993	Goldman Sachs Absolute Return Tracker Fund	590,786
43,634	Goldman Sachs Structured International Small Cap Fund	334,233
13,730	Goldman Sachs Real Estate Securities Fund	178,905
22,794	Goldman Sachs Structured Emerging Markets Equity Fund	177,564
30,401	Goldman Sachs International Real Estate Securities Fund	157,171
10,842	Goldman Sachs Emerging Markets Debt Fund	135,521
18,685	Goldman Sachs High Yield Fund	127,061
13,545	Goldman Sachs Local Emerging Markets Debt Fund	119,877

		2,550,992

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 106.7%		$12,346,386

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(772,890)

NET ASSETS — 100.0%		$11,573,496

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,800,057

Gross unrealized gain	371,715
Gross unrealized loss	(1,825,386)

Net unrealized security loss	$(1,453,671)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Underlying Core Equity Funds — 65.0%
629,535	Goldman Sachs Structured International Equity Fund	$5,690,997
243,308	Goldman Sachs Structured Large Cap Growth Fund	3,143,535
283,510	Goldman Sachs Structured Large Cap Value Fund	2,869,125
129,341	Goldman Sachs Strategic Growth Fund	1,336,092
111,993	Goldman Sachs Large Cap Value Fund	1,215,125
34,462	Goldman Sachs Structured Small Cap Equity Fund	426,641

		14,681,515

Underlying Core Fixed Income Funds — 14.2%
136,133	Goldman Sachs Inflation Protected Securities Fund	1,622,702
83,819	Goldman Sachs Global Income Fund	1,075,403
49,497	Goldman Sachs Core Fixed Income Fund	506,850

		3,204,955

Underlying Other Diversifier Funds — 21.0%
239,563	Goldman Sachs Commodity Strategy Fund	1,454,150
104,910	Goldman Sachs Absolute Return Tracker Fund	953,632
85,195	Goldman Sachs Structured International Small Cap Fund	652,597
54,575	Goldman Sachs Structured Emerging Markets Equity Fund	425,137
30,833	Goldman Sachs Real Estate Securities Fund	401,759
68,582	Goldman Sachs International Real Estate Securities Fund	354,567
14,142	Goldman Sachs Emerging Markets Debt Fund	176,780
24,604	Goldman Sachs High Yield Fund	167,306
17,787	Goldman Sachs Local Emerging Markets Debt Fund	157,413

		4,743,341

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$22,629,811

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(43,250)

NET ASSETS — 100.0%		$22,586,561

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

CGOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$23,812,128

Gross unrealized gain	1,196,386
Gross unrealized loss	(2,378,703)

Net unrealized security loss	$(1,182,317)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 105.3%
Underlying Core Equity Funds — 74.7%
359,615	Goldman Sachs Structured International Equity Fund	$3,250,920
140,365	Goldman Sachs Structured Large Cap Growth Fund	1,813,521
164,130	Goldman Sachs Structured Large Cap Value Fund	1,660,995
74,538	Goldman Sachs Strategic Growth Fund	769,982
64,799	Goldman Sachs Large Cap Value Fund	703,069
18,937	Goldman Sachs Structured Small Cap Equity Fund	234,446

		8,432,933

Underlying Core Fixed Income Funds — 8.6%
51,538	Goldman Sachs Global Income Fund	661,237
30,340	Goldman Sachs Core Fixed Income Fund	310,680

		971,917

Underlying Other Diversifier Funds — 22.0%
129,027	Goldman Sachs Commodity Strategy Fund	783,194
52,191	Goldman Sachs Absolute Return Tracker Fund	474,414
46,142	Goldman Sachs Structured International Small Cap Fund	353,451
32,364	Goldman Sachs Structured Emerging Markets Equity Fund	252,112
19,084	Goldman Sachs Real Estate Securities Fund	248,668
42,430	Goldman Sachs International Real Estate Securities Fund	219,364
4,367	Goldman Sachs Emerging Markets Debt Fund	54,585
7,583	Goldman Sachs High Yield Fund	51,564
5,439	Goldman Sachs Local Emerging Markets Debt Fund	48,139

		2,485,491

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 105.3%		$11,890,341

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(600,728)

NET ASSETS — 100.0%		$11,289,613

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$13,058,821

Gross unrealized gain	543,444
Gross unrealized loss	(1,711,924)

Net unrealized security loss	$(1,168,480)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 107.7%
Underlying Core Equity Funds — 82.1%
174,108	Goldman Sachs Structured International Equity Fund	$1,573,936
68,290	Goldman Sachs Structured Large Cap Growth Fund	882,306
80,181	Goldman Sachs Structured Large Cap Value Fund	811,427
36,235	Goldman Sachs Strategic Growth Fund	374,307
31,644	Goldman Sachs Large Cap Value Fund	343,339
8,900	Goldman Sachs Structured Small Cap Equity Fund	110,184

		4,095,499

Underlying Core Fixed Income Funds — 3.2%
8,454	Goldman Sachs Global Income Fund	108,462
4,992	Goldman Sachs Core Fixed Income Fund	51,121

		159,583

Underlying Other Diversifier Funds — 22.4%
59,446	Goldman Sachs Commodity Strategy Fund	360,839
22,352	Goldman Sachs Absolute Return Tracker Fund	203,183
21,351	Goldman Sachs Structured International Small Cap Fund	163,551
9,788	Goldman Sachs Real Estate Securities Fund	127,536
16,128	Goldman Sachs Structured Emerging Markets Equity Fund	125,639
21,713	Goldman Sachs International Real Estate Securities Fund	112,256
713	Goldman Sachs Emerging Markets Debt Fund	8,914
1,244	Goldman Sachs High Yield Fund	8,463
917	Goldman Sachs Local Emerging Markets Debt Fund	8,117

		1,118,498

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 107.7%		$5,373,580

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(384,609)

NET ASSETS — 100.0%		$4,988,971

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,190,997

Gross unrealized gain	129,563
Gross unrealized loss	(946,980)

Net unrealized security loss	$(817,417)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of domestic and international equity, fixed income and other diversifier underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     All shares of the Underlying Funds held by the Portfolios are classified as Level 1 securities. Please refer to the Schedule of Investments for further detail.
The Portfolios’ risks include, but are not limited to, the following;
Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Liquidity Risk — An Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 27, 2012

* Print the name and title of each signing officer under his or her signature.